Tax matters - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets
Beginning balance	$ 44,950	$ 39,070
Discontinued operations	1,948
Increases	10,805	27,920
Decreases	(4,346)	(21,056)
Exchange differences	2,491	(1,321)
Business combination		337
Ending balance	55,848	44,950
Deferred Tax Liabilities
Beginning balance	139,535	191,748
Discontinued operations	11,667
Increases	14,643	9,150
Decreases	(47,665)	(62,128)
Exchange differences	(2,463)	765
Ending balance	$ 115,717	$ 139,535